Financial Risk management - Exposure to foreign exchange risk - Sensitivity Analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
Fair value of financial assets	€ 90,014	€ 102,972	€ 120,417
Exposure to foreign exchange risk | USD
Financial Risk Management
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%
Inflation Risk | Minimum
Financial Risk Management
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%
Inflation Risk | Maximum
Financial Risk Management
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Cash and cash equivalents
Financial Risk Management
Fair value of financial assets	€ 86,736	86,553	105,687
Cash and cash equivalents | Exposure to foreign exchange risk | USD
Financial Risk Management
Fair value of financial assets	33,310
Impact of a 5% change in fair value	(1,586)
Short-term deposit accounts
Financial Risk Management
Fair value of financial assets	€ 1,048	€ 8,829	€ 7,336